Note 16 - Property, Plant, and Equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning property, plant and equipment		$ 251,084
Ending property, plant and equipment		236,639	$ 251,084
Land and buildings [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[1]	66,606
Ending property, plant and equipment	[1]	69,372	66,606
Machinery and Equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		138,903
Ending property, plant and equipment		130,355	138,903
Assets under construction [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		35,673
Ending property, plant and equipment		27,645	35,673
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		9,902
Ending property, plant and equipment		9,267	9,902
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		667,809	512,957
Additions		47,221	33,710
Acquisition of Primero (Note 4)			122,815
Transfers and disposals		(7,880)	(1,673)
Ending property, plant and equipment		707,150	667,809
Gross carrying amount [member] | Land and buildings [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[1]	177,864	134,398
Additions	[1]		9
Acquisition of Primero (Note 4)	[1]		40,404
Transfers and disposals	[1]	20,548	3,053
Ending property, plant and equipment	[1]	198,412	177,864
Gross carrying amount [member] | Machinery and Equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		430,862	341,899
Additions		1,991	4,411
Acquisition of Primero (Note 4)			70,064
Transfers and disposals		23,802	14,488
Ending property, plant and equipment		456,655	430,862
Gross carrying amount [member] | Assets under construction [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		35,673	21,949
Additions		44,709	28,669
Acquisition of Primero (Note 4)			7,169
Transfers and disposals		(52,737)	(22,114)
Ending property, plant and equipment		27,645	35,673
Gross carrying amount [member] | Other property, plant and equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		23,410	14,711
Additions		521	621
Acquisition of Primero (Note 4)			5,178
Transfers and disposals		507	2,900
Ending property, plant and equipment		24,438	23,410
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		(416,725)	(320,905)
Transfers and disposals		5,919	1,512
Depreciation and amortization		(30,931)	(46,642)
Impairment (Note 18)		(28,774)	(50,690)
Ending property, plant and equipment		(470,511)	(416,725)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[1]	(111,258)	(86,404)
Transfers and disposals	[1]	271
Depreciation and amortization	[1]	(4,980)	(8,215)
Impairment (Note 18)	[1]	(13,073)	(16,639)
Ending property, plant and equipment	[1]	(129,040)	(111,258)
Accumulated depreciation, amortisation and impairment [member] | Machinery and Equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		(291,959)	(223,353)
Transfers and disposals		5,189	1,464
Depreciation and amortization		(23,829)	(36,650)
Impairment (Note 18)		(15,701)	(33,420)
Ending property, plant and equipment		(326,300)	(291,959)
Accumulated depreciation, amortisation and impairment [member] | Assets under construction [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment
Transfers and disposals
Depreciation and amortization
Impairment (Note 18)
Ending property, plant and equipment
Accumulated depreciation, amortisation and impairment [member] | Other property, plant and equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		(13,508)	(11,148)
Transfers and disposals		459	48
Depreciation and amortization		(2,122)	(1,777)
Impairment (Note 18)			(631)
Ending property, plant and equipment		$ (15,171)	$ (13,508)

[1]	Included in land and buildings is $11.5 million ( December 31, 2018 - $11.5 million) of land which is not subject to depreciation.